SUPPLEMENT DATED MARCH 17, 2026 TO THE CURRENT
SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco Multi-Asset Income Fund
(the “Fund”)
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”) of the above referenced Fund and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and SAI and retain it for future reference.
Effective June 30, 2026:
1. The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the Summary and Statutory Prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
John Burrello, CFA	Portfolio Manager	2020

Chris Devine, CFA	Portfolio Manager	2011

Jan Grindrod, CFA	Portfolio Manager	2026

Scott Hixon, CFA	Portfolio Manager	2011

2. The following information replaces in its entirety the information appearing under the heading "Fund Management – Portfolio Managers" in the Statutory Prospectus:
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
▪
John Burrello, CFA, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2012.
▪
Chris Devine, CFA, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1998.
▪
Jan Grindrod, CFA, Portfolio Manager, who has been responsible for the Fund since 2026 and has been associated with Invesco and/or its affiliates since 2013.
▪
Scott Hixon, CFA, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1994.
The portfolio managers are assisted by investment professionals from Invesco’s Global Asset Allocation Team. Members of the team may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
3. Effective June 30, 2026, Scott Wolle will no longer serve as a Portfolio Manager of the Fund. At that time, all references to Mr. Wolle in the Summary and Statutory Prospectuses and SAI will be deemed to be removed.
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